RISK MANAGEMENT - Modified Financial Assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management [abstract]
Foreclosed assets received	$ 84,535	$ 297,481
Foreclosed assets sold	$ 224,310	$ 133,512